Investment in Equity Interests (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2014
Schedule of Equity Method Investments [Line Items]
Loss in equity interest	$ (2,704)	$ (1,910)	$ 0
Ownership percentage				45.00%
Loss on sale of equity method investment	$ 12,681	$ 0	$ 0